Share information and earnings per share - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shares issued
Balance at the beginning of the year	3,858,408,466
Balance at the end of the year	3,858,408,466	3,858,408,466
Basic and diluted earnings
Net profit / (loss) attributable to shareholders	$ 3,290	$ 7,084	$ 7,032